Securities - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Fair market value of pledged securities	$ 94,300	$ 88,400
Restricted stock investment in FHLB stock	4,100	4,100
Federal Reserve Bank stock	$ 471	$ 471